(17) DEBENTURES (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent debentures	R$ 8,023,493	R$ 7,473,454
2020 [Member]
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent debentures	303,327
2021 [Member]
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent debentures	3,578,382
2022 [Member]
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent debentures	1,571,891
2023 [Member]
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent debentures	1,055,538
2024 [Member]
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent debentures	819,690
2025 to 2029 [Member]
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent debentures	577,107
2030 to 2034 [Member]
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent debentures	110,180
Subtotal [Member]
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent debentures	8,016,115
Mark to market [Member]
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent debentures	R$ 7,378